Other items from operating activities - Other income and other expense (Details) - USD ($) $ in Millions			12 Months Ended
	Dec. 31, 2022	Sep. 30, 2022	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Other items from operating activities
Gains on disposal of assets			$ 3,157	$ 2,244	$ 890
Foreign exchange gains				379	227
Other			520	226	195
OTHER INCOME			3,677	2,849	1,312
Losses on disposal of assets			(98)	(2,613)	(436)
Foreign exchange losses			(763)	(1,023)	(702)
Amortization of other intangible assets (excl. mineral interests)			(769)	(430)	(448)
Other			(766)	(3,278)	(731)
OTHER EXPENSE			(2,396)	(7,344)	(2,317)
Restructuring charges					288
Impairment of non-consolidated shares and provisions for financial risk					$ 238
Total Eren
Other items from operating activities
Revaluation of previously held share			$ 388
Surmont asset
Other items from operating activities
Percentage of interest sold			50.00%
Integrated Power
Other items from operating activities
Gain on revaluation of retained interest on partial disposal of subsidiary				1,461
Novatek | Exploration & Production
Other items from operating activities
Recycling of accumulated foreign exchange losses accumulated in equity				$ 2,384
SunPower Corporation | Subsidiary that holds ownership in SunPower Corporation
Other items from operating activities
Percentage of ownership interest in subsidiary	50.50%	50.50%